Revenue from contracts with customers and trade receivables (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)
Revenue [abstract]
Sales	[1]	₨ 326,213			₨ 316,320		₨ 271,396
Service income		5,217			5,426		5,655
License fees	[2]	4,503			3,789		2,113
Revenue		₨ 335,933	[3]	$ 3,580	₨ 325,535	[3]	₨ 279,164	[3]

[1]	For the year ended March 31, 2026, consequent to resolution of a shelf stock adjustment claim arising from a reduction in the price of its generic product Lenalidomide in the United States, the Company recorded an amount of Rs. 4,530 (U.S.$ 50) as a reduction of “Revenue from sale of goods” in the Company's Global Generics Segment.
[2]	For the year ended March 31, 2025, the license fees includes an amount of Rs.1,266 (U.S.$15) as a milestone payment receivable upon U.S. FDA approval of DFD 29, in accordance with the license and collaboration agreement dated June 29, 2021 with Journey Medical Corporation. This transaction pertains to the Company’s Others segment.
[3]	Revenues for the year ended March 31, 2026 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, of Rs.7,270 (as compared to Rs.9,389 and Rs.10,707 for the years ended March 31, 2025 and 2024, respectively) and from the PSAI segment to the Others segment of Rs.0 (as compared to Rs.0 and Rs.72 for the years ended March 31, 2025 and 2024, respectively)